Long –term debt and other financial liabilities	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long –term debt and other financial liabilities

6. Long –term debt and other financial liabilities

Long-term debt

Facility	2023	2022
Loans	1,411,779	1,417,341
Less: Deferred finance costs, net	(8,046)	(7,354)
Total long-term debt	1,403,733	1,409,987
Less: Current portion of debt	(185,516)	(194,353)
Add: Deferred finance costs, current portion	2,532	2,272
Long-term debt, net of current portion and deferred finance costs	1,220,749	1,217,906

Loan balances outstanding at December 31, 2023, amounted to $1,411,779. These bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments mainly due at maturity between May 2024 and October 2031. Interest rates on the outstanding loans as at December 31, 2023, are based on Secured Overnight Financing Rate (“SOFR”) plus a spread.

On January 20, 2023, the Company signed a new five-year loan agreement amounting to $85,000 relating to the refinancing of the LNG carrier, Neo Energy, the handysize Andromeda and the suezmax tanker Decathlon. On January 30, 2023, the Company drew down the amount of $72,274 and prepaid the amount of $42,085 and repaid the amount of $24,000 on the same date. The new loan is repayable in ten semi-annual installments of $6,547.2, commencing six months after the first drawdown date, plus a balloon of $6,802 payable together with the last installment.

Upon sale of its six handymax vessels, Afrodite, Ajax, Apollon, Ariadne, Aris and Artemis during the first quarter of 2023, the Company prepaid the amount of $41,750 to the lender.

On February 17, 2023, the Company prepaid the amount of $6,815 to the lender due to sale of its handysize vessels, Arion and Amphitrite.

On March 29, 2023, the Company signed a new five-year loan agreement amounting to $72,150 relating to the refinancing of the aframax tankers, Sola TS and Oslo TS. On March 31, 2023, the Company drew down the amount of $72,150 and on March 31, 2023, and on April 3, 2023, prepaid the amounts of $25,973 and $25,650, respectively. The new loan is repayable in ten semi-annual installments of $3,006, commencing six months after the drawdown date, plus a balloon of $42,090 payable together with the last installment.

On March 31, 2023, the Company signed a new five-year loan agreement amounting to $70,000 relating to the refinancing of the aframax tankers, Marathon TS and Stavanger TS. On April 20, 2023, the Company drew down the amount of $70,000 and prepaid the amount of $63,364. The new loan is repayable in ten semi-annual installments of $2,850, commencing six months after the drawdown date, plus a balloon of $41,500 payable together with the last installment.

On June 9, 2023, the Company signed a new five-year loan agreement amounting to $49,000 relating to the refinancing of the aframax tankers, Asahi Princess and Parthenon TS. On June 14, 2023, the Company drew down the amount of $49,000 and prepaid the amount of $35,596. The new loan is repayable in ten semi-annual installments of $3,062.5, commencing six months after the drawdown date, plus a balloon of $18,375 payable together with the last installment.

On December 22, 2023, the Company signed a new seven-year loan agreement amounting to $100,000 relating to the pre- and post- delivery financing of the under construction DP2 suezmax shuttle tanker Paris 24. The new loan is repayable in fourteen semi-annual installments of $2,777.77, commencing six months after the delivery of the vessel, plus a balloon of $61,111.11 payable together with the last installment. The first drawdown of $12,932 was made on January 10, 2024, for the payment of the second installment of the shipbuilding yard.

On March 1, 2024, the Company signed a new five-year loan agreement amounting to $245,000 to finance the acquisition of the five vessels, Alpes, Poppy S, Aspen, Mystras DF and Montmartre DF. The new loan is repayable in ten semi-annual installments of i) $2,012.5, commencing six months after the delivery of the vessel, plus a balloon of $28,175 payable together with the last installment, ii) $2,012.5, commencing six months after the delivery of the vessel, plus a balloon of $28,175 payable together with the last installment, iii) $1,615.5, commencing six months after the delivery of the vessel, plus a balloon of $25,845 payable together with the last installment, iv) $1,565, commencing six months after the delivery of the vessel, plus a balloon of $37,550 payable together with the last installment, and v) $1,565, commencing six months after the delivery of the vessel, plus a balloon of $37,550 payable together with the last installment.

On March 13, 2024, the Company signed a new seven-year loan agreement amounting to $103,456 relating to the pre- and post- delivery financing of the under construction DP2 suezmax shuttle tanker Athens 04. The new loan is repayable in fourteen semi-annual installments of $2,873.77, commencing six months after the delivery of the vessel, plus a balloon of $63,223.108 payable together with the last installment.

According to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”, the Company expenses any unamortized deferred financing costs on its prepaid loans (Note 7).

At December 31, 2023, interest rates on the bank loans ranged from 6.40% to 8.27%.

The weighted-average interest rates on all executed loans for the applicable periods were:

Year ended December 31, 2023	6.68%
Year ended December 31, 2022	3.91%
Year ended December 31, 2021	2.02%

Loan movements throughout 2023:

Loan	Origination Date	Original Amount	Balance at January 1, 2023	New Loans	Prepaid	Repaid	Balance at December 31,2023
6-year term loan	2014	193,239	25,973	—	25,973	—	—
8-year term loan	2014	39,954	32,322	—	31,026	1,296	—
7-year term loan	2015	44,800	24,000	—	—	24,000	—
12-year term loan	2016	309,824	79,122	—	—	10,069	69,053
7 1/2-year term loan	2017	85,000	56,666	—	—	5,666	51,000
8-year term loan	2018	82,752	70,110	—	—	4,596	65,514
5-year term loan	2018	62,500	41,500	—	38,500	3,000	—
5-year term loan	2019	38,250	11,544	—	—	4,616	6,928
4-year term loan	2019	26,000	13,000	—	10,400	2,600	—
7-year term loan	2019	56,352	50,716	—	—	2,818	47,898
10-year term loan	2019	54,387	48,169	—	—	3,011	45,158
7-year term loan	2019	72,000	57,600	—	—	4,800	52,800
5-year term loan	2019	71,036	54,449	—	25,649	2,400	26,400
5-year term loan	2019	36,000	28,800	—	27,600	1,200	—
5-year term loan	2019	35,000	25,454	—	—	3,182	22,272
5-year term loan	2020	16,800	9,555	—	—	2,730	6,825
5-year term loan	2020	70,000	44,871	—	—	11,217	33,654
5-year term loan	2020	40,000	33,582	—	32,338	1,244	—
6-year term loan	2020	37,500	31,821	—	—	2,652	29,169
5-year term loan	2020	47,000	27,300	—	7,996	7,501	11,803
5-year term loan	2021	44,500	28,318	—	—	8,091	20,227
5-year term loan	2021	26,000	24,000	—	—	2,000	22,000
4-year term loan	2021	38,000	22,974	—	—	3,662	19,312
4-year term loan	2021	48,750	41,750	—	41,750	—	—
7-year term loan	2021	74,500	74,500	—	—	4,173	70,327
5-year term loan	2022	62,000	59,250	—	—	5,500	53,750
6-year term loan	2022	67,500	63,000	—	—	9,000	54,000
5-year term loan	2022	25,200	23,695	—	—	3,010	20,685
8-year term loan	2022	118,400	14,800	103,600	—	—	118,400
5-year term loan	2022	42,000	42,000	—	—	5,442	36,558
6-year term loan	2022	67,500	67,500	—	—	9,000	58,500
5-year term loan	2022	189,000	189,000	—	—	11,812	177,188
5-year term loan	2023	85,000	—	72,274	—	6,547	65,727
5-year term loan	2023	72,150	—	72,150	—	3,006	69,144
5-year term loan	2023	70,000	—	70,000	—	2,850	67,150
5-year term loan	2023	49,000	—	49,000	—	3,063	45,937
8-year term loan	2023	118,400	—	44,400	—	—	44,400
Total			1,417,341	411,424	241,232	175,754	1,411,779

The above term bank loans are secured by first priority mortgages on all vessels owned by the Company’s subsidiaries, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries and in certain cases of the Holding Company as well.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends provided no event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $75,026 at December 31, 2023, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. One loan agreement requires a monthly pro rata transfer to retention account of any principal due but unpaid. Two loan agreements require the Company to maintain throughout the security period, an aggregate balance in a deposit account of $3,050, not legally restricted.

As at December 31, 2023, the Company and its subsidiaries had thirty loan agreements, totaling $1,411,779. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2023.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after December 31, 2023, are as follows:

Year	Amount
2024	$185,516
2025	221,789
2026	230,601
2027	360,704
2028	213,127
2029 and thereafter	200,042
Total	$1,411,779

Other financial liabilities, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2022
Other financial liabilities	$160,912	$170,241
Less: Deferred finance costs, net	(1,988)	(2,351)
Total other financial liabilities, net	158,924	167,890
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	338	363
Other financial liabilities, net of current portion and deferred finance costs	$149,934	$158,925

On December 21, 2021, the Company entered into a new ten-year sale and leaseback agreement for its under-construction LNG carrier, Tenergy. On January 12, 2022, the Company drew down the amount of $177,238 for the acquisition of the LNG carrier Tenergy (Note 4) and paid the delivery installment costs to the shipbuilding yard and prepaid vessel’s pre-delivery financing of $27,750. The Company chartered back the vessel on a bareboat basis, having a purchase obligation at the end of the ten-year period, and has continuous options to repurchase the vessel at any time following the fifth anniversary of the commencement date. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted the amounts received under the sale and leaseback agreement as other financial liabilities. The new financing arrangement is repayable in forty quarterly installments of $2,332, commencing three months after the drawdown date, plus a purchase obligation of $83,955 payable together with the last installment. The agreement has no covenants.

As of December 31, 2023, the annual principal payments of Other financial liabilities required to be made after December 31, 2023, are as follows:

Year	Amount
2024	$9,328
2025	9,328
2026	9,328
2027	9,328
2028	9,328
2029 and thereafter	114,272
$160,912